UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)/income	$ 3,111,720	¥ 22,176,601	¥ (42,010,860)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation and amortization	23,203	165,362	142,928
Credit losses	(456,193)	(3,251,197)	(8,287,562)
Deferred tax benefit	130,792	932,125
Gain on disposal of property and equipment	263	1,876
Amortization of operating lease right-of-use assets	67,013	477,589	616,508
Gain from short term investment-unrealized	(2,271,993)	(16,192,038)
Gain from disposal of subsidiaries, related party	(198,713)	(1,416,187)
Change in operating assets and liabilities:
Accounts receivables	232,397	1,656,248	(11,110,961)
Inventories			909,047
Prepaid services fees	(1,063,457)	(7,579,046)	(20,571,408)
Other receivables and prepaid expenses	(108,422)	(772,705)
Prepaid expenses and deposits	1,272	9,064
Accounts payable	(941,672)	(6,711,108)	21,263,606
Advance from customers	464,733	3,312,058	6,790,680
Other payables and accrued liabilities	342,104	2,438,109	7,711,745
Operating lease liabilities	(64,100)	(456,828)	(759,170)
Taxes payable	20,626	146,996	(313,143)
Net cash used in operating activities	(710,427)	(5,063,081)	(45,618,590)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(462)	(3,294)
Sale of long term investments			1,198,260
Sale of property and equipment			355,076
Purchases of short term investments	(3,945,102)	(28,115,954)
Sale of short term investments	2,945,094	20,989,094
Gain from short term investment	(140,939)	(1,004,444)
Net cash provided by/(used in) investing activities	(1,141,409)	(8,134,598)	1,553,336
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan to Parent	(31,498,913)	(224,486,453)	(139,159,397)
Reception of bank loans	1,843,745	13,140,000	8,500,000
Payments to bank loans	(1,232,771)	(8,785,714)
Proceeds from related party loans			7,172,150
Stock issuance	18,112,335	129,082,990
Proceeds from convertible debts	30,639,183	218,359,330
Net cash (used in)/provided by financing activities	17,863,579	127,310,153	(123,487,247)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	293,563	2,092,162	8,517,609
CHANGE IN CASH AND CASH EQUIVALENTS	16,305,303	116,204,636	(159,034,892)
CASH AND CASH EQUIVALENTS, at beginning of period	44,509,747	317,212,066	297,710,673
CASH AND CASH EQUIVALENTS, at end of period	60,815,050	433,416,702	138,675,781
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	5,033	35,872	73,649
Cash paid for interest	53,621	382,148	124,995
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Shares converted from convertible notes payable		72,616,270
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 77,373	¥ 551,424	¥ 586,741